Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 24,889,000	$ 3,608,566	¥ 14,498,157
Time deposits	84,947,679	12,316,256	70,754,846
Restricted cash	2,699,055	391,326	2,876,628
Accounts receivable, net	5,002,872	725,348	5,507,988
Inventories	993,636	144,064	964,733
Prepayments and other current assets, net	5,448,284	789,927	6,235,857
Short-term investments	7,622,673	1,105,184	12,281,548
Assets held for sale			497
Total current assets	131,603,199	19,080,671	113,120,254
Non-current assets:
Property, equipment and software, net	6,342,330	919,551	5,433,858
Land use rights, net	4,121,767	597,600	4,108,090
Operating lease right-of-use assets, net	887,977	128,745	1,044,152
Deferred tax assets	1,480,789	214,694	1,297,954
Time deposits	2,973,840	431,166	5,823,840
Restricted cash	270	39	1,330
Long-term investments	18,544,358	2,688,679	18,804,902
Other long-term assets	6,806,455	986,844	4,008,456
Assets held for sale			1,088
Total non-current assets	41,157,786	5,967,318	40,523,670
Total assets	172,760,985	25,047,989	153,643,924
Current liabilities:
Accounts payable	1,507,141	218,515	985,059
Salary and welfare payables	4,732,941	686,212	4,133,254
Taxes payable	2,813,096	407,861	4,537,050
Short-term loans	23,875,704	3,461,652	19,352,313
Contract liabilities	12,518,890	1,815,068	12,132,743
Accrued liabilities and other payables	11,122,022	1,612,542	9,026,508
Short-term operating lease liabilities	259,053	37,559	334,399
Total current liabilities	56,828,847	8,239,409	50,501,326
Non-current liabilities:
Deferred tax liabilities	2,126,120	308,258	1,345,874
Long-term operating lease liabilities	672,640	97,524	732,127
Long-term loans	3,654,964	529,920	1,275,140
Other long-term liabilities	604,934	87,707	365,581
Total non-current liabilities	7,058,658	1,023,409	3,718,722
Total liabilities	63,887,505	9,262,818	54,220,048
Commitments and contingencies
Redeemable noncontrolling interests	136,440	19,782	145,238
Shareholders' equity:
Ordinary shares, US$0.0001 par value: 1,000,300,000,000 shares authorized, 3,273,835,376 and 3,223,623,596 shares issued and outstanding as of December 31, 2021 and 2022, respectively	2,710	393	2,794
Additional paid-in capital	22,854,234	3,313,553	37,915,939
Treasury stock	(10,910,754)	(1,581,911)	(20,502,188)
Statutory reserves	1,278,666	185,389	1,245,125
Accumulated other comprehensive (loss)/ income	431,786	62,603	(828,065)
Retained earnings	91,074,675	13,204,587	77,494,475
NetEase, Inc.'s shareholders' equity	104,731,317	15,184,614	95,328,080
Noncontrolling interests	4,005,723	580,775	3,950,558
Total equity	108,737,040	15,765,389	99,278,638
Total liabilities, redeemable noncontrolling interests and shareholders' equity	¥ 172,760,985	$ 25,047,989	¥ 153,643,924